COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of Future Minimum Payments under Operating Leases

        Future minimum operating lease payments per fiscal year that relate to office and warehouse space in various countries as at February 28, 2017 are as follows:

2018	1,074
2019	915
2020	905
2021	905
Thereafter	660

4,459